Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets by Major Class [Line Items]
Impairment loss	¥ 0	¥ 0	¥ 173
Aggregate amortization expenses for intangible assets	9,680	7,066	7,244
Estimated amortization expenses in fiscal 2014	10,206
Estimated amortization expenses in fiscal 2015	8,759
Estimated amortization expenses in fiscal 2016	7,962
Estimated amortization expenses in fiscal 2017	5,814
Estimated amortization expenses in fiscal 2018	3,599
Intangible assets subject to amortization acquired	27,997
Software
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	12,291
Weighted average amortization period		7 years
Customer Relationships
Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization acquired	¥ 12,107
Weighted average amortization period		8 years